Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash Reported (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 7,164	$ 3,332
Restricted cash	137	137
Total cash, cash equivalents and restricted cash	$ 7,301	3,469	$ 6,133	$ 10,210
Zapata Computing, Inc. [Member]
Cash and cash equivalents		3,332		10,073
Restricted cash		137		137
Total cash, cash equivalents and restricted cash		$ 3,469		$ 10,210	$ 31,169